SHARE-BASED COMPENSATION - Share-based Payment Arrangement, Option, Activity (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 22, 2021 ₪ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares ₪ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jul. 22, 2021 $ / shares	Dec. 31, 2020 USD ($)
Number of options
Outstanding at beginning of period (in shares) | shares		71,386,566	48,686,115
Granted (in shares) | shares		46,297,737	28,040,518
Exercised (in shares) | shares		(3,715,925)	(5,198,548)
Forfeited (in shares) | shares		(681,312)	(141,519)
Cancelled (in shares) | shares		0	0
Outstanding at end of period (in shares) | shares		113,287,066	71,386,566	48,686,115
Number of options exercisable (in shares) | shares		100,391,350
Weighted-average exercise price
Outstanding at beginning of period (in USD per share) | $ / shares		$ 0.41	$ 0.19
Granted (in USD per share) | $ / shares		0.01	0.73
Exercised (in USD per share) | $ / shares		0.22	0.04
Forfeited (in USD per share) | $ / shares		0.50	0.05
Cancelled (in USD per share) | $ / shares		0	0
Outstanding at end of period (in USD per share) | $ / shares		0.20	$ 0.41	$ 0.19
Weighted-average exercise price of options exercisable (in USD per share) | $ / shares		$ 0.17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average remaining contractual term of options outstanding		8 years 3 months 10 days	8 years 4 months 20 days	8 years 6 months 25 days
Weighted-average remaining contractual term of options exercisable		8 years 2 months 19 days
Aggregate intrinsic value of options outstanding | $		$ 605,788		$ 104,634		$ 360,631
Aggregate intrinsic value of options exercisable | $		$ 539,762
Stock split, ratio	26.7017
Common stock par value (in NIS per share) | (per share)	₪ 0.01		$ 0.01		$ 0
Preferred stock par value (in NIS per share) | (per share)	₪ 0.01				$ 0